TRADE AND OTHER PAYABLES (Tables)	6 Months Ended
Jun. 30, 2019
Notes to Financial Statements
Trade and other payables
	June 30, 2019	December 31, 2018
	$	$

Trade Payables	32,380	63,279
Accrued Liabilities	75,101	66,000

	107,481	129,279